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                                        September 5, 2000



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS(R)Series Trust IX (the "Trust") (File Nos. 2-50409 and 811-2464) on Behalf of MFS(R)Bond Fund, MFS(R)Limited Maturity Fund, MFS(R)Municipal Limited Maturity Fund, MFS(R)Intermediate Investment Grade Bond Fund and MFS(R) Research Bond Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 40 to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on August 28, 2000.

         Please call the undersigned or Shauna Fahey at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        HEATHER R. GIROLAMO
                                        Heather R. Girolamo
                                        Associate Counsel

HRG/bjn